Donoghue Forlines Yield Enhanced Real Asset ETF
Schedule of Investments
April 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 78.4%
Energy - 38.8% (c)
BP PLC - ADR	26,972	$1,086,432
Chevron Corp.	8,084	1,362,801
Civitas Resources, Inc. (b)	6,791	468,919
ConocoPhillips	9,257	952,453
Coterra Energy, Inc. (b)	26,365	674,944
Diamondback Energy, Inc. (b)	4,748	675,166
DT Midstream, Inc.	8,413	414,508
Ecopetrol SA - ADR (b)	61,440	597,197
Eni SpA - ADR (b)	25,627	775,986
EOG Resources, Inc.	7,260	867,352
EQT Corp. (b)	14,949	520,823
Equinor ASA - ADR	28,712	825,183
Equitrans Midstream Corp.	65,255	336,063
Exxon Mobil Corp.	12,921	1,529,071
Kinder Morgan, Inc. (b)	43,532	746,574
Marathon Oil Corp.	22,115	534,298
Murphy Oil Corp.	11,734	430,755
ONEOK, Inc.	10,731	701,915
PDC Energy, Inc.	6,708	436,355
Petroleo Brasileiro SA - ADR	74,214	788,153
Pioneer Natural Resources Co. (b)	4,359	948,300
Plains GP Holdings LP - Class A	30,577	409,732
Shell PLC - ADR	18,800	1,165,224
TotalEnergies SE - ADR	18,106	1,157,517
Williams Cos., Inc.	24,613	744,789
Woodside Energy Group, Ltd. - ADR (b)	36,691	835,087
		19,985,597
Industrials - 16.4%
3M Co.	6,619	703,070
Allison Transmission Holdings, Inc.	8,248	402,420
AO Smith Corp. (b)	7,704	526,106
Emerson Electric Co.	9,468	788,306
Honeywell International, Inc.	4,796	958,433
Oshkosh Corp.	4,601	352,068
Parker-Hannifin Corp.	2,053	666,979
Republic Services, Inc.	5,112	739,297
Siemens AG - ADR	12,411	1,019,688
Union Pacific Corp.	4,597	899,633
Waste Management, Inc.	4,695	779,605
Watsco, Inc. (b)	1,804	624,869
		8,460,474
Materials - 23.2%
AngloGold Ashanti, Ltd. - ADR	26,343	700,197
Avient Corp.	9,279	357,334
BHP Group, Ltd. - ADR (b)	19,467	1,149,332
CF Industries Holdings, Inc. (b)	7,031	503,279
Chemours Co.	11,508	334,538
Dow, Inc. (b)	13,969	759,914
Element Solutions, Inc.	18,310	332,326
Gold Fields, Ltd. - ADR (b)	53,273	828,928
Huntsman Corp.	16,699	447,366
Linde PLC	2,749	1,015,618
LyondellBasell Industries NV - Class A (b)	7,891	746,567
Olin Corp.	8,386	464,584
Owens Corning	5,072	541,740
Reliance Steel & Aluminum Co. (b)	2,127	527,071
Rio Tinto PLC - ADR (b)	13,807	883,510
Sibanye Stillwater, Ltd. - ADR (b)	62,263	557,254
Southern Copper Corp.	10,266	788,737
Ternium SA - ADR	13,375	579,806
Worthington Industries, Inc.	6,760	401,476
		11,919,577
TOTAL COMMON STOCKS (Cost $39,898,794)		40,365,648

MASTER LIMITED PARTNERSHIPS - 10.4%
Energy - 9.6%
Cheniere Energy Partners LP	14,440	658,608
DCP Midstream, LP	13,216	548,332
Energy Transfer, LP	60,011	772,942
EnLink Midstream, LLC	42,350	415,453
Magellan Midstream Partners, LP	11,107	619,771
MPLX, LP	22,793	797,527
Plains All American Pipeline, LP	43,149	556,622
Western Midstream Partners, LP	21,768	576,199
		4,945,454
Materials - 0.8%
Alliance Resource Partners, LP	19,295	403,073
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $4,835,959)		5,348,527

REITs - 7.9%
Real Estate - 7.9%
AvalonBay Communities, Inc.	3,564	642,838
Equity LifeStyle Properties, Inc.	7,602	523,778
Extra Space Storage, Inc. (b)	3,844	584,442
Gaming and Leisure Properties, Inc.	11,247	584,844
Lamar Advertising Co. - Class A	5,054	534,107
Mid-America Apartment Communities, Inc.	3,215	494,467
Simon Property Group, Inc.	6,215	704,284
TOTAL REITs (Cost $4,084,313)		4,068,760

PREFERRED STOCKS - 2.3%
Energy - 1.4%
Petroleo Brasileiro SA - ADR	75,707	718,459
Materials - 0.9%
Gerdau SA - ADR	91,719	457,678
TOTAL PREFERRED STOCKS (Cost $1,285,936)		1,176,137

MONEY MARKET FUND - 0.5%
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class, 4.73% (a)	233,634	233,634
TOTAL MONEY MARKET FUND (Cost $233,634)		233,634

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 20.8%
Investment Company - 20.8%
Mount Vernon Liquid Asset Portfolio, LLC, 5.03% (a)	10,728,336	10,728,336
TOTAL INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (Cost $10,728,336)		10,728,336

Total Investments (Cost $61,066,972) - 120.3%		61,921,042
Liabilities in Excess of Other Assets - (20.3)%		(10,458,515)
TOTAL NET ASSETS - 100.0%		$51,462,527

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a) Rate disclosed is the seven day annualized yield as of April 30, 2023.
(b) All or a portion of this security was out on loan at April 30, 2023. Total loaned securities had a market value of $10,585,084 as of April 30, 2023.
(c)  The amount represents investments in a particular sector.  Within the sector, the Fund will concentrate its investments (i.e. invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent of the Underlying Index is concentrated.

For Fund compliance purposes, the Fund's sector classifications refers to any one or more of the sector classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine classifications for reporting ease.

Donoghue Forlines Yield Enhanced Real Asset ETF
Summary of Fair Value Disclosure at April 30, 2023 (Unaudited)

The FASB established a framework for measuring fair value in accordance with GAAP. Under FASB ASC Topic 820, Fair Value Measurement, various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.
Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following is a summary of the inputs used to value the Fund's investments as of April 30, 2023:

Donoghue Forlines Yield Enhanced Real Asset ETF

	Level 1	Level 2	Level 3	Total
Common Stocks
Energy	$19,985,597	$-	$-	$19,985,597
Industrials	8,460,474	-	-	8,460,474
Materials	11,919,577	-	-	11,919,577
Total Common Stocks	40,365,648	-	-	40,365,648
Master Limited Partnerships	5,348,527	-	-	5,348,527
REITs	4,068,760	-	-	4,068,760
Preferred Stocks
Energy	718,459	-	-	718,459
Materials	457,678	-	-	457,678
Total Preferred Stocks	1,176,137	-	-	1,176,137
Money Market Fund	233,634	-	-	233,634
Investment Purchased with the Cash Proceeds From Securities Lending	10,728,336	-	-	10,728,336
Total Investments	$61,921,042	$-	$-	$61,921,042

Refer to the Fund's Schedule of Investments for a detailed break-out of holdings by sector classifications.
The Fund did not invest in any Level 3 securities during the period.